Unaudited Interim Condensed Consolidated Statements of Cash Flows (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash flows from operating activities
Net Loss	$ (35,536,894)	$ (3,494,070)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation	8,912,078	8,385,305
Impairment loss	15,695,282	0
Loss on investment in affiliate	5,855,306	390,821
Gain from sale of assets	(402,805)	0
Amortization and write off of financing costs	1,752,996	227,728
Bad debt provisions	14,901	0
Share based compensation	1,358,961	671,955
Gain from marketable securities, net	(11,598)	(3,113,306)
Unrealized gain on interest rate swaps	(69,512)	(508,816)
Equity in net (income) / loss of affiliate net of dividends received	258,022	0
Changes in assets and liabilities:
Trade receivables, net	2,421,963	(960,685)
Other receivables	(290,515)	117,737
Prepaid expenses	(122,260)	117,788
Inventories	(1,101,147)	(472,062)
Due from related parties	(406,602)	(40,489)
Trade accounts payable	168,391	309,486
Accrued expenses	892,174	391,555
Due to related parties	578,748	458,125
Deferred income	(308,396)	(533,401)
Net cash from / (used in) operating activities	(340,907)	1,947,671
Cash flow from investing activities
Net proceeds from the sale of assets	9,995,000	0
Acquisition of vessels and capital expenditures	(72,081,276)	(2,192,451)
Proceeds from the sale of marketable securities	173,388	0
Repayment from affiliate	0	2,000,000
Return of investment in affiliate	0	190,048
Other fixed assets	(65,111)	(38,889)
Increase in restricted cash	1,949,473	0
Net cash used in investing activities	(63,927,472)	(41,292)
Cash flows from financing activities
Proceeds from long-term debt	107,144,427	0
Repayment of long-term debt	(89,077,353)	(7,213,625)
Purchase of treasury stock	(170,461)	0
Payment of financing costs	(2,468,440)	(631,264)
Proceeds from the issuance of Class A common shares, net	39,741,152	(41,717)
Net cash (used in) / from financing activities	55,169,325	(7,886,606)
Net decrease in cash and cash equivalents	(9,099,054)	(5,980,227)
Cash and cash equivalents at the beginning of the period	31,301,957	17,676,885
Cash and cash equivalents at the end of the period	$ 22,202,903	$ 11,696,658